Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 26, 2021	Dec. 31, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” by Citi and certain financial metrics. For further information concerning Compensation Philosophy and the relationship between pay and performance at Citi, please see our Compensation Discussion and Analysis on pages 73 to 97.

Year	Summary Compensation Table Total(1)		Compensation Actually Paid(2)		Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment on 12/31/20 as of Last Day of Each Year Indicated:		Net Income ($B)	RoTCE
							Citi Total Stockholder Return	S&P Financial Index Total Stockholder Return
	Jane Fraser	Mike Corbat	Jane Fraser	Mike Corbat
2025	$95,757,800	N/A	$144,786,188	N/A	$26,628,834	$41,205,081	$226.34	$203.47	$14.3	7.7%
2024	$31,127,500	N/A	$36,936,338	N/A	$26,234,323	$29,815,600	$132.85	$176.89	$12.7	7.0%
2023	$25,458,313	N/A	$20,716,290	N/A	$19,485,360	$19,433,470	$93.57	$135.49	$9.2	4.9%
2022	$22,064,065	N/A	$15,950,982	N/A	$15,608,729	$14,236,325	$78.67	$120.81	$14.8	8.9%
2021	$20,541,324	$14,054,614	$22,536,411	$19,942,191	$13,359,184	$13,181,334	$101.00	$135.04	$22.0	13.4%

Company Selected Measure Name			RoTCE
Named Executive Officers, Footnote			Values shown are for Ms. Fraser as Citi CEO from February 26, 2021 and for Mr. Corbat as Citi CEO through February 26, 2021.2025 compensation amounts include compensation reported for Messrs. Mason, Raghavan, Morton, and Torres Cantú; 2024 compensation amounts include compensation reported for Messrs. Mason, Raghavan, Morton and Sieg; 2023 compensation amounts include compensation reported for Messrs. Mason, Morton, Selvakesari, Sieg, and Ybarra; 2022 compensation amounts include compensation reported for Messrs. Mason, Ybarra, Selvakesari, and Babej; 2021 compensation amounts include compensation reported for Messrs. Mason, Ybarra, Torres Cantú, and Babej.
Adjustment To PEO Compensation, Footnote	The values shown for Ms. Fraser and Mr. Corbat were determined by the adjustments in the table below.

	Jane Fraser 2025	Jane Fraser 2024	Jane Fraser 2023	Jane Fraser 2022	Jane Fraser 2021	Mike Corbat 2021
Total Compensation as reported in Summary Compensation Table (SCT)	$95,757,800	$31,127,500	$25,458,313	$22,064,065	$20,541,324	$14,054,614
Pension values reported in SCT	—	—	—	—	—	$(6,633)
Fair value of equity awards granted during fiscal year	$(88,170,800)	$(24,656,800)	$(18,701,013)	$(15,533,265)	$(11,215,773)	$(13,780,581)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—	—
Fair value of equity compensation granted in current year—value at year end	$121,251,046	$28,774,652	$16,955,587	$11,957,810	$11,522,259	$14,157,154
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$504,239	$86,080	$2,731	$(325,570)	$49,438	$(153,242)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$15,443,902	$1,604,906	$(2,999,328)	$(2,212,058)	$1,639,163	$5,670,880
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—
Compensation Actually Paid to CEO	$144,786,188	$36,936,338	$20,716,290	$15,950,982	$22,536,411	$19,942,191

Non-PEO NEO Average Total Compensation Amount			$ 26,628,834	$ 26,234,323	$ 19,485,360	$ 15,608,729	$ 13,359,184
Non-PEO NEO Average Compensation Actually Paid Amount			$ 41,205,081	29,815,600	19,433,470	14,236,325	13,181,334
Adjustment to Non-PEO NEO Compensation Footnote	The values shown for non-CEO NEOs were determined by the adjustments in the table below.

	NEO Averages
	2025	2024	2023	2022	2021
Total Compensation as reported in Summary Compensation Table (SCT)	$26,628,834	$26,234,323	$19,485,360	$15,608,729	$13,359,184
Pension values reported in SCT	$(722)	$(953)	$(5,853)	$(448)	$(292)
Fair value of equity awards granted during fiscal year	$(13,166,813)	$(16,623,498)	$(10,153,023)	$(6,477,136)	$(5,531,828)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—
Fair value of equity compensation granted in current year—value at year end	$17,667,982	$17,979,293	$10,482,486	$5,688,773	$5,650,137
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$78,471	$971,494	$(8,920)	$(36,771)	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$9,997,329	$1,254,941	$(366,580)	$(546,822)	$(295,868)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Compensation Actually Paid to NEO	$41,205,081	$29,815,600	$19,433,470	$14,236,325	$13,181,334

Tabular List, Table

The following is a tabular list of the financial performance measures that the Company has determined represent the most important financial performance measures used to link compensation actually paid for 2025 to Citi’s performance:

•	RoTCE
•	TBVPS
•	Net Income

RoTCE and Tangible Book Value per Share are the financial metrics that comprise the performance-based vesting conditions for our PSUs, as described on pages 87 to 88. Net Income affects RoTCE and is taken into account as an important factor in our performance assessments, as described above.

Total Shareholder Return Amount			$ 226.34	132.85	93.57	78.67	101.00
Peer Group Total Shareholder Return Amount			203.47	176.89	135.49	120.81	135.04
Net Income (Loss)			$ 14,300,000,000	$ 12,700,000,000	$ 9,200,000,000	$ 14,800,000,000	$ 22,000,000,000
Company Selected Measure Amount			0.077	0.070	0.049	0.089	0.134
PEO Name	Mr. Corbat	Ms. Fraser	Ms. Fraser	Ms. Fraser	Ms. Fraser	Ms. Fraser
Additional 402(v) Disclosure			As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” by Citi and certain financial metrics.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			RoTCE
Non-GAAP Measure Description			RoTCE and Tangible Book Value per Share are the financial metrics that comprise the performance-based vesting conditions for our PSUs, as described on pages 87 to 88. Net Income affects RoTCE and is taken into account as an important factor in our performance assessments, as described above.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			TBVPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Net Income
Non-PEO NEO [Member] | Pension values reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (722)	$ (953)	$ (5,853)	$ (448)	$ (292)
Non-PEO NEO [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(13,166,813)	(16,623,498)	(10,153,023)	(6,477,136)	(5,531,828)
Non-PEO NEO [Member] | Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair value of equity compensation granted in current year—value at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			17,667,982	17,979,293	10,482,486	5,688,773	5,650,137
Non-PEO NEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			78,471	971,494	(8,920)	(36,771)
Non-PEO NEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,997,329	1,254,941	(366,580)	(546,822)	(295,868)
Non-PEO NEO [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			95,757,800	31,127,500	25,458,313	22,064,065	20,541,324
PEO Actually Paid Compensation Amount			144,786,188	36,936,338	20,716,290	15,950,982	22,536,411
Jane Fraser [Member] | PEO [Member] | Pension values reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member] | PEO [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(88,170,800)	(24,656,800)	(18,701,013)	(15,533,265)	(11,215,773)
Jane Fraser [Member] | PEO [Member] | Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member] | PEO [Member] | Fair value of equity compensation granted in current year—value at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			121,251,046	28,774,652	16,955,587	11,957,810	11,522,259
Jane Fraser [Member] | PEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			504,239	86,080	2,731	(325,570)	49,438
Jane Fraser [Member] | PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			15,443,902	1,604,906	(2,999,328)	(2,212,058)	1,639,163
Jane Fraser [Member] | PEO [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member] | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Corbat [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount							14,054,614
PEO Actually Paid Compensation Amount							19,942,191
Mike Corbat [Member] | PEO [Member] | Pension values reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(6,633)
Mike Corbat [Member] | PEO [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(13,780,581)
Mike Corbat [Member] | PEO [Member] | Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Corbat [Member] | PEO [Member] | Fair value of equity compensation granted in current year—value at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							14,157,154
Mike Corbat [Member] | PEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(153,242)
Mike Corbat [Member] | PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							5,670,880
Mike Corbat [Member] | PEO [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Corbat [Member] | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount